INCOME TAX (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of income tax [Abstract]
Profit before income tax	$ 4,915,227			$ 5,573,845	$ 5,224,656
Enacted tax rate in Colombia	40.00%	40.00%		40.00%	39.00%
Theoretical income tax expense	$ 1,966,091			$ 2,229,538	$ 2,037,616
Non deductible expenses	387,933			339,803	298,773
Tax losses considered non recoverable for income tax purpose	96,266			140,904	0
Presumptive income considered non recoverable for income tax purpose	7,991			45,385	28,954
Wealth tax	40,762			107,051	118,245
Nontaxable dividends	(19,587)			(15,655)	(47,883)
Nontaxable income under equity method in associates	(68,026)			(56,306)	(91,572)
Profit (loss) in sales or appraisal of investment	(16,584)			(71,669)	(7,697)
Nontaxable interest income and other income	(137,312)			(150,714)	(61,561)
Other nontaxable income	(155,010)			(83,742)	(75,171)
Revenues taxable by different tax rate	(658)			(14,983)	(5,602)
Difference from expenses deductibles at different tax rate	(11,822)			(4,679)	6,971
Tax benefits in the acquisition of property and equipment	(20,585)			(66,245)	(67,574)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(200,661)			(143,109)	(66,729)
Effect on the deferred income tax due to changes in tax rates	(38,574)			(96,232)	(71,962)
Expenses considered non recoverable for deferred income tax purposes	0			1,465	11,598
Prior year adjustments	(117,568)			(13,440)	(44,581)
Adjustments due to uncertain tax positions in previous year	(7,367)			(31,067)	28,374
Other	47,505			(59,396)	(111,229)
Total tax expense of the year	$ 1,752,794	$ 587.4	[1]	$ 2,056,909	$ 1,878,970
Effective income tax rate	35.66%	35.66%		36.90%	35.96%

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.